Segment information (Tables)	6 Months Ended
Feb. 28, 2025
Segment information
Summary of reportable business segments

	Three-month period ended February 28, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	78,332		26,950	—	105,282
Revenue from other segments	24,588		—	(24,588)	—
Segment revenues	102,920		26,950	(24,588)	105,282
Segment gross profit (loss)	15,760		(6,450)	(15,012)	(5,702)

Segment profit (loss) before tax	(3,539,241)	[1]	(63,932)	(12,004)	(3,615,177)
Research and development	785,192		4,783	—	789,975
Office salaries and benefits	944,842		84	—	944,926

	Three-month period ended February 29, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	176,028		552,583		—	728,611
Revenue from other segments	206,859		5,059		(211,918)	—
Segment revenues	382,887		557,642		(211,918)	728,611
Segment gross profit (loss)	(40,126)		267,422		(7,213)	220,083

Segment profit (loss) before tax	(3,868,221)	[2]	(4,573,228)	[3]	(5,869)	(8,447,318)
Research and development	334,731		—		—	334,731
Office salaries and benefits	917,109		127,663		—	1,044,772
1.For the three-month period ended February 28, 2025, the segment profit for this segment includes a gain on derivative liabilities of $1,456,228 and transaction costs of $845,995 [see note 13].
2.For the three-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities of $906,760 and transaction costs of $1,710,863 [see note 13].
3.For the three-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 8].

	Six-month period ended February 28, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	198,724		48,969	—	247,693
Revenue from other segments	34,588		—	(34,588)	—
Segment revenues	233,312		48,969	(34,588)	247,693
Segment gross profit (loss)	(21,551)		(16,379)	(18,212)	(56,142)

Segment profit (loss) before tax	(5,149,984)	[4]	(15,393)	(22,030)	(5,187,407)
Research and development	1,038,185		5,800	—	1,043,985
Office salaries and benefits	1,546,628		(111,757)	—	1,434,871

	Six-month period ended February 29, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	294,618		1,420,385		—	1,715,003
Revenue from other segments	225,753		11,967		(237,720)	—
Segment revenues	520,371		1,432,352		(237,720)	1,715,003
Segment gross profit (loss)	(68,869)		738,600		(14,120)	655,611

Segment profit (loss) before tax	(2,741,581)	[5]	(4,738,734)	[6]	1,267	(7,479,048)
Research and development	1,319,237		—		—	1,319,237
Office salaries and benefits	1,598,103		307,123		—	1,905,226

	As at February 28, 2025
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	36,712,808	1,480,270	(9,922,121)	28,270,957
Cash	15,241,752	82,424	—	15,324,176
Additions to property and equipment and intangibles	82,249	10,000	(3,200)	89,049
Segment liabilities	4,511,651	791,426	(759,441)	4,543,636
1.For the six-month period ended February 28, 2025, the segment profit for this segment includes a gain on derivative liabilities $3,129,648 and transaction costs of $1,040,742, respectively [see note 13].
2.For the six-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities $6,317,928 and transaction costs of $1,860,335, respectively [see note 13].
3.For the six-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 8].

	As at August 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254